Authorised and issued share capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Authorised and Issued Share Capital

	Equity ordinary shares	Nominal value £m
Authorised
At 1 January 2021	1,750,000,000	175.0
At 31 December 2021	1,750,000,000	175.0
At 31 December 2022	1,750,000,000	175.0
At 31 December 2023	1,750,000,000	175.0

Issued and fully paid
At 1 January 2021	1,296,080,242	129.6
Exercise of share options	534,800	—
Share cancellations	(72,155,492)	(7.2)
At 31 December 2021	1,224,459,550	122.4
Exercise of share options	125,700	—
Share cancellations	(83,157,954)	(8.3)
At 31 December 2022	1,141,427,296	114.1
Exercise of share options	85,900	—
Share cancellations	—	—
At 31 December 2023	1,141,513,196	114.1